Intangible assets (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Current liabilities	R$ 287,109	R$ 634,501
Noncurrent liabilities	137,441	168,298
Total liabilities	R$ 424,550	R$ 802,799